LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2021
Land Use Rights Disclosure [Abstract]
LAND USE RIGHTS, NET
7.
LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Land use rights	29,788	29,788
Less: Accumulated amortization	(805)	(1,610)
	28,983	28,178

Amortization expenses for land use right were nil, RMB805 and RMB805 for the years ended December 31, 2019, 2020 and 2021, respectively. Future amortization expense is RMB805 per year for each of the next five years through December 31, 2026 and thereafter.